First Trust Bloomberg R&D Leaders ETF Expense Example, No Redemption - First Trust Bloomberg R&D Leaders ETF - First Trust Bloomberg R&D Leaders ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750